Transfers of Financial Assets (Summary of Carrying Amount and Fair Value of Transferred Other Financial Assets not Qualifying for Derecognition) (Details) - Other financial asset [member] - CAD ($)
$ in Millions
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 92,390	$ 93,506
Associated liabilities	35,364	40,450
Securities lending agreement [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	56,316	52,781
Repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 36,074	$ 40,725